Closed Store Reserves	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Restructuring And Related Activities [Abstract]
Closed Store Reserves

8. Closed Store Reserves

The following is a summary of closed store reserve activity during the fiscal year ended December 30, 2012 and thirty-nine weeks ended September 29, 2013:

	December 30, 2012	September 29, 2013
Beginning balance	$5,427	$5,243
Additions	4,343	363
Usage	(1,645)	(1,348)
Adjustments	(2,882)	617

Ending balance	$5,243	$4,875

Additions made during 2013 relate to the closure of a former Sunflower warehouse. Adjustments relate to adjustments of sublease estimates. Additions made during 2012 relate to one store closure and the closure of a Sunflower administrative facility. During 2012, an adjustment was made to reflect the release of the Company from a lease for a closed store resulting in a reduction of liability of $1.3 million. Also, another location previously closed was subleased to an unaffiliated third party, resulting in a reduction of $2.0 million to the liability. Other adjustments related to changes in sublease income estimates. The closed store reserve balances reflected above primarily consist of future rent payment obligations, net of expected future sublease income, and will be paid over a period of one to eleven years.

17. Closed Store Reserves

A summary of closed store reserve activity is as follows:

	As Of
	January 1, 2012	December 30, 2012
Beginning balance	$78	$5,427
Additions	6,188	4,343
Usage	(120)	(1,645)
Adjustments	(719)	(2,882)

Ending balance	$5,427	$5,243

During 2012, an adjustment was made to reflect the release of the Company from a lease for a closed store resulting in a reduction of liability of $1.3 million. Also, another location was subleased, resulting in a reduction of $2.0 million to the liability. Other adjustments related to changes in sublease income estimates. Additions during 2012 consisted of one store closure and the closure of an administrative facility of Sunflower.

During 2011, three stores were closed.